2. GOING CONCERN (Details Narrative) (Quarterly) (USD $)	Mar. 31, 2014	Dec. 31, 2013
TOTAL STOCKHOLDERS EQUITY(DEFICIT) MEMBERS (DEFICIT)		$ (37,676,951)
Quarterly Member
TOTAL STOCKHOLDERS EQUITY(DEFICIT) MEMBERS (DEFICIT)	$ (519,446)	$ (439,451)